Washington Mutual Investors FundSM
Investment portfolio
January 31, 2022
unaudited
Common stocks 96.00% Energy 5.23%	Shares	Value (000)
Baker Hughes Co., Class A	45,364,245	$1,244,795
Chevron Corp.	12,690,652	1,666,663
ConocoPhillips	14,216,422	1,259,859
Coterra Energy, Inc.	16,985,001	371,972
Enbridge, Inc.	7,269,322	307,274
EOG Resources, Inc.	10,123,086	1,128,522
Exxon Mobil Corp.	7,268,209	552,093
Pioneer Natural Resources Company	6,594,668	1,443,507
TC Energy Corp.	6,071,034	313,569
Valero Energy Corp.	3,045,768	252,707
		8,540,961
Materials 3.20%
Air Products and Chemicals, Inc.	1,293,191	364,835
Celanese Corp.	546,113	85,035
Corteva, Inc.	2,987,419	143,635
Dow, Inc.	19,735,381	1,178,794
Huntsman Corp.	6,987,211	250,352
Linde PLC	1,783,483	568,361
LyondellBasell Industries NV	12,840,028	1,242,016
Nucor Corp.[1]	4,831,039	489,867
Rio Tinto PLC (ADR)[1]	10,271,768	733,404
Sherwin-Williams Company	579,508	166,035
		5,222,334
Industrials 9.42%
ABB, Ltd. (ADR)[1]	13,379,697	465,212
Air Lease Corp., Class A	2,540,046	101,119
BAE Systems PLC (ADR)	2,101,779	66,374
Carrier Global Corp.	842,871	40,188
Caterpillar, Inc.	4,537,156	914,509
CSX Corp.	55,514,479	1,899,706
Cummins, Inc.	415,027	91,671
Equifax, Inc.	556,663	133,466
HEICO Corp.	925,405	126,216
Honeywell International, Inc.	5,559,082	1,136,721
Johnson Controls International PLC	1,795,384	130,471
L3Harris Technologies, Inc.	7,759,985	1,624,087
Lockheed Martin Corp.	4,705,100	1,830,896
Nidec Corp. (ADR)[1]	293,656	6,478
Norfolk Southern Corp.	3,483,702	947,532
Northrop Grumman Corp.	4,405,809	1,629,709
PACCAR, Inc.	5,412,587	503,316
Raytheon Technologies Corp.	7,638,788	688,942
RELX PLC (ADR)	4,034,734	123,584
Republic Services, Inc.	2,195,113	280,228
Washington Mutual Investors Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rockwell Automation	583,511	$168,763
Trinity Industries, Inc.	1,812,434	52,071
Union Pacific Corp.	5,072,012	1,240,361
United Parcel Service, Inc., Class B	3,730,280	754,300
Waste Connections, Inc.	3,317,223	413,658
		15,369,578
Consumer discretionary 5.96%
Amazon.com, Inc.[2]	80,207	239,937
Chipotle Mexican Grill, Inc.[2]	146,543	217,701
Darden Restaurants, Inc.[3]	7,186,581	1,005,187
Dollar General Corp.	2,373,208	494,766
Domino’s Pizza, Inc.	94,783	43,093
General Motors Company[2]	35,590,635	1,876,694
Home Depot, Inc.	9,090,147	3,335,902
Marriott International, Inc., Class A2	1,360,953	219,277
McDonald’s Corp.	351,874	91,294
NIKE, Inc., Class B	1,060,531	157,033
Polaris, Inc.	862,000	97,053
Royal Caribbean Cruises, Ltd.[2]	1,219,196	94,866
Starbucks Corp.	862,929	84,843
Target Corp.	405,138	89,304
TJX Companies, Inc.	4,385,174	315,601
VF Corp.	11,202,618	730,523
Wynn Resorts, Ltd.[2]	5,500,000	469,975
YUM! Brands, Inc.	1,363,000	170,607
		9,733,656
Consumer staples 5.59%
Archer Daniels Midland Company	16,014,390	1,201,079
Church & Dwight Co., Inc.	4,356,071	447,151
Conagra Brands, Inc.	14,635,472	508,729
Costco Wholesale Corp.	673,134	340,020
Danone (ADR)[1]	6,267,099	78,464
General Mills, Inc.	5,472,708	375,866
Hormel Foods Corp.	11,000,000	522,170
Keurig Dr Pepper, Inc.	29,797,264	1,130,806
Kimberly-Clark Corp.	910,447	125,323
Kraft Heinz Company	11,258,631	403,059
Mondelez International, Inc.	13,619,322	912,903
Nestlé SA (ADR)	12,714,962	1,642,010
Procter & Gamble Company	3,065,578	491,872
Reckitt Benckiser Group PLC (ADR)[1]	25,330,415	417,699
Unilever PLC (ADR)	5,247,311	269,659
Walgreens Boots Alliance, Inc.	4,999,237	248,762
		9,115,572
Health care 17.53%
Abbott Laboratories	10,446,414	1,331,500
Anthem, Inc.	2,460,971	1,085,263
AstraZeneca PLC (ADR)	23,448,465	1,364,935
Baxter International, Inc.	1,771,690	151,373
Cigna Corp.	4,124,264	950,478
CVS Health Corp.	33,734,231	3,593,033
Danaher Corp.	3,102,977	886,800
Washington Mutual Investors Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Edwards Lifesciences Corp.[2]	1,323,021	$144,474
Eli Lilly and Company	4,532,661	1,112,270
Gilead Sciences, Inc.	27,231,722	1,870,275
GlaxoSmithKline PLC (ADR)[1]	9,773,089	438,030
Humana, Inc.	3,302,073	1,296,063
Johnson & Johnson	15,972,583	2,751,916
Merck & Co., Inc.	3,157,755	257,294
Molina Healthcare, Inc.[2]	504,923	146,670
Novartis AG (ADR)	438,268	38,090
Novo Nordisk A/S, Class B (ADR)	2,159,822	215,701
Pfizer, Inc.	65,825,749	3,468,359
Regeneron Pharmaceuticals, Inc.[2]	415,000	252,565
Roche Holding AG (ADR)	2,808,889	136,484
Thermo Fisher Scientific, Inc.	810,703	471,262
UnitedHealth Group, Inc.	13,046,348	6,165,313
Viatris, Inc.	3,996,294	59,824
Zimmer Biomet Holdings, Inc.	2,166,429	266,514
Zoetis, Inc., Class A	812,334	162,296
		28,616,782
Financials 17.83%
Apollo Asset Management, Inc.	5,994,506	419,615
Bank of America Corp.	28,623,195	1,320,674
Bank of Nova Scotia[1]	5,994,606	431,372
BlackRock, Inc.	4,020,751	3,308,837
Brookfield Asset Management, Inc., Class A	2,683,255	147,847
Capital One Financial Corp.	7,636,680	1,120,530
Carlyle Group, Inc.	9,203,794	469,854
Chubb, Ltd.	9,782,487	1,929,889
Citigroup, Inc.	4,972,131	323,785
Citizens Financial Group, Inc.	16,911,548	870,437
CME Group, Inc., Class A	14,695,494	3,372,616
Discover Financial Services	10,268,268	1,188,552
Everest Re Group, Ltd.	371,698	105,339
Fifth Third Bancorp	3,362,795	150,082
Intercontinental Exchange, Inc.	8,945,753	1,133,069
JPMorgan Chase & Co.	17,836,536	2,650,509
KeyCorp	19,863,885	497,789
KKR & Co., Inc.	2,379,355	169,315
M&T Bank Corp.[2]	311,067	52,689
Marsh & McLennan Companies, Inc.	21,150,591	3,249,577
Moody’s Corp.	912,221	312,892
Morgan Stanley	2,766,277	283,654
Nasdaq, Inc.	3,729,819	668,421
PNC Financial Services Group, Inc.	8,120,843	1,672,813
S&P Global, Inc.	1,918,449	796,578
Toronto-Dominion Bank[1]	9,588,619	767,377
Travelers Companies, Inc.	3,344,261	555,749
Truist Financial Corp.	12,041,566	756,451
Wells Fargo & Company	7,086,500	381,254
		29,107,566
Washington Mutual Investors Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology 18.99%	Shares	Value (000)
Analog Devices, Inc.	356,934	$58,526
Apple, Inc.	11,145,810	1,948,065
Applied Materials, Inc.	3,900,411	538,959
ASML Holding NV (New York registered) (ADR)	2,260,453	1,530,779
Automatic Data Processing, Inc.	3,047,559	628,315
Broadcom, Inc.	15,772,829	9,240,985
EPAM Systems, Inc.[2]	136,477	64,982
Fidelity National Information Services, Inc.	10,602,404	1,271,440
Intel Corp.	41,426,243	2,022,429
KLA Corp.	1,453,348	565,745
Mastercard, Inc., Class A	946,594	365,745
Micron Technology, Inc.	1,237,317	101,794
Microsoft Corp.	30,949,431	9,624,654
Motorola Solutions, Inc.	1,095,064	253,989
NetApp, Inc.	4,575,669	395,841
Paychex, Inc.	3,292,799	387,760
QUALCOMM, Inc.	1,354,512	238,069
SAP SE (ADR)[1]	1,828,758	228,979
TE Connectivity, Ltd.	3,834,387	548,356
Texas Instruments, Inc.	1,407,979	252,718
Visa, Inc., Class A	3,197,916	723,273
		30,991,403
Communication services 7.61%
Activision Blizzard, Inc.	9,102,100	719,157
Alphabet, Inc., Class A2	353,546	956,720
Alphabet, Inc., Class C2	646,407	1,754,329
AT&T, Inc.	16,000,000	408,000
Comcast Corp., Class A	117,959,655	5,896,803
Electronic Arts, Inc.	605,151	80,279
Meta Platforms, Inc., Class A2	4,449,982	1,394,002
Verizon Communications, Inc.	22,810,155	1,214,185
		12,423,475
Utilities 2.58%
CMS Energy Corp.	6,113,679	393,599
Dominion Energy, Inc.	1,995,801	160,981
Edison International	2,536,734	159,282
Entergy Corp.	6,244,674	697,967
Evergy, Inc.	4,299,203	279,276
Exelon Corp.	19,258,161	1,116,010
NextEra Energy, Inc.	1,970,155	153,909
Public Service Enterprise Group, Inc.	3,746,528	249,256
Sempra Energy	6,365,748	879,492
Xcel Energy, Inc.	1,734,791	120,846
		4,210,618
Real estate 2.06%
Alexandria Real Estate Equities, Inc. REIT	3,003,679	585,237
American Tower Corp. REIT	555,642	139,744
Boston Properties, Inc. REIT	1,819,722	203,954
Digital Realty Trust, Inc. REIT	6,694,627	999,039
Extra Space Storage, Inc. REIT	922,669	182,864
Washington Mutual Investors Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Mid-America Apartment Communities, Inc. REIT	2,186,875	$451,983
Regency Centers Corp. REIT[3]	11,127,101	798,370
		3,361,191
Total common stocks (cost: $86,906,339,000)		156,693,136
Convertible stocks 0.87% Health care 0.20%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	2,967,655	156,277
Danaher Corp., Series B, cumulative convertible preferred shares, 0% 2023	107,561	166,096
		322,373
Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	1,686,235	149,670
Information technology 0.38%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	341,898	626,227
Utilities 0.20%
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[1]	771,728	40,963
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	4,999,146	254,907
NextEra Energy, Inc., convertible preferred units, 6.219% 2023[1]	624,905	32,114
		327,984
Total convertible stocks (cost: $1,063,817,000)		1,426,254
Short-term securities 3.36% Money market investments 2.78%
Capital Group Central Cash Fund 0.10%[3,4]	45,308,257	4,530,826
Money market investments purchased with collateral from securities on loan 0.58%
Capital Group Central Cash Fund 0.10%[3,4,5]	4,927,705	492,770
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[4,5]	124,000,000	124,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,5]	124,000,000	124,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,5]	62,648,182	62,648
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,5]	47,700,000	47,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,5]	38,100,000	38,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[4,5]	38,100,000	38,100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,5]	28,600,000	28,600
		955,918
Total short-term securities (cost: $5,486,596,000)		5,486,744
Total investment securities 100.23% (cost: $93,456,752,000)		163,606,134
Other assets less liabilities (0.23%)		(376,827)
Net assets 100.00%		$163,229,307
Washington Mutual Investors Fund — Page 5 of 8

unaudited
Investments in affiliates3

	Value of affiliates at 5/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)
Common stocks 1.10%
Consumer discretionary 0.61%
Darden Restaurants, Inc.	$889,293	$163,746	$330	$200	$(47,722)	$1,005,187	$22,861
Wynn Resorts, Ltd.[2,6]	827,301	86,906	225,837	2,963	(221,358)	—	—
						1,005,187
Real estate 0.49%
Regency Centers Corp. REIT	397,371	343,151	208	45	58,011	798,370	15,220
Total common stocks						1,803,557
Short-term securities 3.08%
Money market investments 2.78%
Capital Group Central Cash Fund 0.10%[4]	3,739,005	10,401,951	9,609,683	(303)	(144)	4,530,826	2,049
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.10%[4,5]	115,517	377,253[7]				492,770	—[8]
Total short-term securities						5,023,596
Total 4.18%				$2,905	$(211,213)	$6,827,153	$40,130
[1]	All or a portion of this security was on loan. The total value of all such securities was $1,043,278,000, which represented .64% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 1/31/2022.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2022. Refer to the investment portfolio for the security value at 1/31/2022.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Washington Mutual Investors Fund — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2022, all of the fund’s investments were classified as Level 1.
Key to abbreviation
ADR = American Depositary Receipts
Washington Mutual Investors Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-001-0322O-S85320	Washington Mutual Investors Fund — Page 8 of 8